Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Leases [Abstract]
Schedule of Future Lease Payments
The following table presents the future lease payments due under the Company’s ground lease as of September 30, 2021 ($ in thousands):

Operating Lease
2021 (remaining)	$172
2022	686
2023	686
2024	686
2025	712
Thereafter	27,210

Total undiscounted future lease payments	30,152
Difference between undiscounted cash flows and discounted cash flows	(17,638)

Total lease liability	$12,514

The following table presents the future lease payments due under the Company’s ground lease as of December 31, 2020 ($ in thousands):

Year	Operating Leases
2021	$399
2022	399
2023	399
2024	399
2025	399
Thereafter	16,354

Total undiscounted future lease payments	18,349
Difference between undiscounted cash flows and discounted cash flows	11,959

Total lease liability	$6,390

Summary of Fixed and Variable Components of Operating Leases
The following table summarizes the fixed and variable components of the Company’s operating leases ($ in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Fixed lease payments	$136,247	$64,196	$325,242	$164,417
Variable lease payments	15,960	7,700	41,308	22,271

Rental revenue	$152,207	$71,896	$366,550	$186,688

The following table summarizes the fixed and variable components of the Company’s operating leases ($ in thousands):

	For the Year Ended December 31,
	2020	2019
Fixed lease payments	$238,897	$46,908
Variable lease payments	34,950	4,882

Rental revenue	$273,847	$51,790

Schedule of Undiscounted Future Minimum Rents Income Receivables
The following table presents the undiscounted future minimum rents the Company expects to receive for its industrial, office, medical office and other properties ($ in thousands) as of September 30, 2021. Leases at the Company’s multifamily properties are short term, generally 12 months or less, and are therefore not included.

Year	Future Minimum Rents
2021(remaining)	$69,631
2022	202,023
2023	189,093
2024	166,671
2025	144,205
Thereafter	522,553

Total	$1,294,176

The following table presents the undiscounted future minimum rents the Company expects to receive for its industrial, office and medical office properties as of December 31, 2020 ($ in thousands). Leases at the Company’s multifamily properties are short term, generally 12 months or less, and are therefore not included.

Year	Future Minimum Rents
2021	$129,004
2022	120,778
2023	112,706
2024	99,018
2025	86,304
Thereafter	341,118

Total	$888,928